INCOME TAXES INCOME TAXES (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Valuation Allowance [Abstract]
Valuation allowance	$ 29.3	$ 16.6	$ 13.4
Amount charged to income tax provision	1.8	4.1
Purchase accounting	12.3	0.0
Amount credited to income tax provision (i.e. deduction from reserve)	$ (1.4)	$ (0.9)